Expense Example - Investor A, C and Institutional - BlackRock Advantage ESG U.S. Equity Fund	Sep. 28, 2020 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 596
Expense Example, with Redemption, 3 Years	817
Expense Example, with Redemption, 5 Years	1,057
Expense Example, with Redemption, 10 Years	1,743
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	958
Expense Example, with Redemption, 10 Years	2,119
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	408
Expense Example, with Redemption, 10 Years	$ 949